Related Parties - Schedule of Combined Remuneration Package, Including Employer Taxes (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Schedule of Combined Remuneration Package, Including Employer Taxes [Abstract]
Number of management members and Executive Directors		4	4	4
Short-term employee benefits | $		$ 2,206	$ 1,967	$ 1,550
Post-employment benefits | $		49	48	54
Other employment costs | $		224	216	219
Total benefits | $		$ 2,479	$ 2,231	$ 1,822
IFRS share-based compensation expense | shares	[1]	339	909	863
Number of warrants offered | shares		1,125,000	220,000	220,000
Cumulative outstanding warrants | shares		2,120,287	1,007,287	808,800
Exercisable warrants | shares		766,283	644,283	361,864

[1]	Represents the fair value of the shares that vested during the year. The fair value of the awards granted to the executive management team was $1,955,000 in 2024, $304,000 in 2023 and $643,000 in 2022.